Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued expenses consists of the following:

	December 31, 2014	March 31, 2014
	(unaudited)
Accrued employee compensation	$72,000	$109,000
Accrued director compensation	20,000	50,000
Accrued legal fees	75,000	183,000
Accrued professional fees	160,000	45,000
Accrued research and development	231,000	9,000
Other accrued expenses	16,000	14,000
Total	$574,000	$410,000

Accounts payable and accrued expenses consist of the following:

	March 31,
	2014	2013
Accrued employee compensation	$109,000	$40,000
Accrued director compensation	50,000	—
Accrued legal fees	183,000	18,000
Other accrued expenses	68,000	43,000
Total	$410,000	$101,000